Organization and Nature of Business (Tables)	6 Months Ended
Jun. 30, 2023
Organization and nature of business
Schedule of organization and Nature of business
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Tantech Holdings Ltd (“Tantech” or “Tantech BVI”)	November 9, 2010	BVI	Parent	Holding Company

USCNHK Group Limited (“USCNHK”)	October 17, 2008	Hong Kong	100% by the Parent	Holding Company

EAG International Vantage Capitals Limited (“Euroasia”)	April 27, 2015	Hong Kong	100% by the Parent	Holding Company

EPakia Inc. (“EPakia”)	May 19, 2022	United States	100% by the Parent	Biodegradable packaging business

EPakia Canada Inc. (“EPakia Canada”)	July 12, 2022	Canada	100% by the Parent	Biodegradable packaging business

Tantech Holdings (Lishui) Co. Ltd. (“Lishui Tantech”)	April 7, 2016	Lishui, Zhejiang Province, China	100% by USCNHK	Holding Company

Euroasia New Energy Automotive (Jiangsu) Co. Ltd. (“Euroasia New Energy”)	October 24, 2017	Zhangjia Gang, Jiangsu Province, China	100% by Euroasia	Holding Company

Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”)	July 14, 2015	Shanghai, China	100% by Euroasia	Holding Company

Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”)	February 2, 2016	Hangzhou, Zhejiang Province, China	100% by Jiamu	Holding Company

Shangchi Automobile Co., Ltd. (“Shangchi Automobile”)	Acquired on July 12, 2017	Zhangjia Gang, Jiangsu Province, China	51% by Wangbo and 19% by Jiyi	Manufacturing and sale of specialty electric and non-electric vehicles and power batteries

Shenzhen Yimao New Energy Sales Co., Ltd. (“Shenzhen Yimao”)	November 13, 2018	Shenzhen, Guangdong Province, China	100% by Shangchi Automobile	Electric vehicles sales

Lishui Xincai Industrial Co., Ltd. (“Lishui Xincai”)	December 14, 2017	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Holding Company

Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal”)	September 5, 2002	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Manufacturing, selling and trading various products made from bamboo and charcoal

Lishui Jikang Energy Technology Co., Ltd. (“Jikang Energy”)	January 2, 2020	Lishui, Zhejiang Province, China	100% by Lishui Xincai	Holding Company

Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech”)	December 8, 2015	Hangzhou, Zhejiang Province, China	100% by Lishui Xincai	Exploring business opportunities outside Lishui area

Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”)	December 31, 2005	Lishui, Zhejiang Province, China	100% by Jikang Energy	Manufacturing and sale of various products made from bamboo

Zhejiang Shangchi New Energy Automobile Co., Ltd. (“Zhejiang Shangchi”)	November 12, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Sales of automobiles

Lishui Smart New Energy Automobile Co., Ltd. (“Lishui Smart”)	November 16, 2020	Lishui, Zhejiang Province, China	100% by Lishui Tantech	Research, development and manufacturing new energy automobiles

Gangyu Trading (Jiangsu) Co., Ltd. (“Gangyu Trading”)	August 10, 2021	Zhangjiagang Jiangsu Province, China	100% by Euroasia New Energy	Marketing and selling electric vehicles

Shangchi (Zhejiang) Intelligent Equipment Co., Ltd. (“Shangchi Intelligent Equipment”)	August 26, 2021	Pinghu Zhejiang Province, China	100% by Euroasia	Manufacturing and sales company focusing on new energy vehicles

Shanghai Wangju Industrial Group Co., Ltd. (“Shanghai Wangju”)	September 23, 2021	Shanghai, China	100% by Jiamu	Investing in the factoring industry

Eurasia Holdings (Zhejiang) Co., Ltd. (“Eurasia Holdings”)	July 15, 2021	Hangzhou Zhejiang province, China	100% by Euroasia	Marketing and selling electric vehicles

Hangzhou Eurasia Supply Chain Co., Ltd. (“Eurasia Supply”)	August 4 2021	Hangzhou Zhejiang province, China	100% by Eurasia Holdings	Supply chain business

Zhejiang Shangchi Medical Equipment Co., Ltd. (“Shangchi Medical”)	November 13, 2021	Pinghu Zhejiang Province, China	100% by Shangchi Intelligent Equipment	Manufacturing and sales company focusing on new energy vehicles

Shenzhen Shangdong Trading Co., Ltd. (“Shenzhen Shangdong”)	July 13, 2016	Shenzhen Guangdong Province, China	100% by Shanghai Wangju	Investing in the factoring industry

China East Trade Co., Ltd. (“China East”)	February 15, 2018	Hong Kong	100% by Euroasia	Investing in the factoring industry

First International Commercial Factoring (Shenzhen) Co., Ltd. (“First International”)	July 27, 2017	Shenzhen Guangdong Province, China	75% by Shenzhen Shangdong 25% by China East	Investing in the factoring industry